Schedule of Investments(a)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.36%
Advertising–0.37%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$4,693,000	$5,464,427
Lamar Media Corp.,
3.75%, 02/15/2028	3,342,000	3,376,255
3.63%, 01/15/2031(b)	1,094,000	1,055,710
		9,896,392
Aerospace & Defense–0.76%
Boeing Co. (The),
2.75%, 02/01/2026	3,866,000	4,028,734
2.20%, 02/04/2026	5,389,000	5,412,936
5.81%, 05/01/2050	8,027,000	10,340,524
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	318,401
TransDigm, Inc., 6.38%, 06/15/2026	141,000	146,118
		20,246,713
Agricultural Products–0.47%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	8,864,000	8,860,057
Cargill, Inc., 3.13%, 05/25/2051(b)(c)	3,531,000	3,529,538
		12,389,595
Airlines–2.22%
American Airlines Pass-Through Trust,
Series 2016-3, Class AA, 3.00%, 10/15/2028	3,525,885	3,599,049
Series 2017-1, Class AA, 3.65%, 02/15/2029	2,492,280	2,558,384
Series 2017-2, Class AA, 3.35%, 10/15/2029	276,419	279,262
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	498,000	524,782
5.75%, 04/20/2029(b)	753,000	808,726
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	3,709,948	3,781,132
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	3,090,000	3,222,306
Series 2020-1, Class AA, 2.00%, 06/10/2028	2,984,037	2,996,072
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	832,000	968,052
7.38%, 01/15/2026	869,000	1,023,908
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	3,864,000	4,174,040
4.75%, 10/20/2028(b)	11,517,000	12,580,839
Southwest Airlines Co., 5.25%, 05/04/2025	39,000	44,758
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$1,191,909	$1,222,187
Series 2016-1, Class B, 3.65%, 01/07/2026	1,972,069	1,961,123
Series 2020-1, Class A, 5.88%, 10/15/2027	6,023,945	6,693,546
Series 2018-1, Class A, 3.70%, 03/01/2030	297,727	304,139
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,862,493	4,046,067
Series 2019-1, Class A, 4.55%, 08/25/2031	1,832,534	1,960,898
Series 2019-1, Class AA, 4.15%, 08/25/2031	3,572,546	3,872,870
United Airlines, Inc.,
4.38%, 04/15/2026(b)	1,211,000	1,256,431
4.63%, 04/15/2029(b)	1,090,000	1,127,496
		59,006,067
Alternative Carriers–0.05%
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,285,000	1,240,603
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	110,000	125,094
		1,365,697
Apparel Retail–0.22%
L Brands, Inc., 6.75%, 07/01/2036	436,000	519,629
Ross Stores, Inc.,
0.88%, 04/15/2026	2,532,000	2,485,773
1.88%, 04/15/2031	3,112,000	2,965,662
		5,971,064
Application Software–0.23%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	6,310,000	6,175,976
Asset Management & Custody Banks–0.84%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	4,172,000	4,563,908
Ameriprise Financial, Inc., 3.00%, 04/02/2025	3,256,000	3,498,038
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	229,000	230,007
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	5,453,000	6,898,983
CI Financial Corp. (Canada), 3.20%, 12/17/2030	4,667,000	4,739,770
Owl Rock Capital Corp., 2.63%, 01/15/2027	2,375,000	2,375,179
		22,305,885
Auto Parts & Equipment–0.02%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	178,000	193,798

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Auto Parts & Equipment–(continued)
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	$132,000	$136,279
Dana, Inc., 5.38%, 11/15/2027	221,000	235,365
		565,442
Automobile Manufacturers–1.03%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,670,000	2,566,537
Ford Motor Co.,
8.50%, 04/21/2023	522,000	583,374
9.00%, 04/22/2025	413,000	505,120
9.63%, 04/22/2030	226,000	315,001
4.75%, 01/15/2043	345,000	348,512
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	410,000	420,762
3.38%, 11/13/2025	1,908,000	1,955,805
4.39%, 01/08/2026	200,000	213,292
5.11%, 05/03/2029	450,000	493,974
4.00%, 11/13/2030	332,000	339,045
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	222,125
Hyundai Capital America,
4.30%, 02/01/2024(b)	12,075,000	13,108,947
2.65%, 02/10/2025(b)	3,542,000	3,701,081
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	320,000	338,430
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	2,251,000	2,229,361
		27,341,366
Automotive Retail–0.06%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	85,000	93,725
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	635,000	639,851
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	512,000	526,648
Penske Automotive Group, Inc., 5.50%, 05/15/2026	356,000	367,499
		1,627,723
Biotechnology–0.22%
AbbVie, Inc.,
3.20%, 11/21/2029	350,000	375,702
4.88%, 11/14/2048	1,997,000	2,493,498
Amgen, Inc., 3.15%, 02/21/2040	3,037,000	3,080,644
		5,949,844
Brewers–0.24%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.00%, 04/13/2028	300,000	340,730
8.00%, 11/15/2039	2,307,000	3,679,208
4.35%, 06/01/2040	2,105,000	2,406,982
		6,426,920
Broadcasting–0.02%
Gray Television, Inc., 7.00%, 05/15/2027(b)	444,000	481,072
	Principal Amount	Value
Building Products–0.18%
Carrier Global Corp., 2.72%, 02/15/2030	$155,000	$159,297
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	1,004,000	981,130
Owens Corning, 4.30%, 07/15/2047	250,000	278,674
Standard Industries, Inc., 3.38%, 01/15/2031(b)	3,511,000	3,335,450
		4,754,551
Cable & Satellite–2.76%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	888,000	919,302
5.00%, 02/01/2028(b)	187,000	195,886
4.50%, 08/15/2030(b)	481,000	490,762
4.25%, 02/01/2031(b)	1,362,000	1,360,978
4.50%, 06/01/2033(b)(c)	2,283,000	2,280,831
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	4,780,000	5,438,709
5.38%, 04/01/2038	249,000	297,037
3.50%, 06/01/2041	3,605,000	3,444,888
5.75%, 04/01/2048	2,324,000	2,844,910
3.90%, 06/01/2052	3,929,000	3,777,282
6.83%, 10/23/2055	4,111,000	5,818,303
3.85%, 04/01/2061	4,767,000	4,385,345
4.40%, 12/01/2061	3,926,000	3,977,815
Comcast Corp.,
6.45%, 03/15/2037	1,742,000	2,490,215
4.60%, 10/15/2038	2,366,000	2,853,851
3.45%, 02/01/2050	3,978,000	4,145,761
2.80%, 01/15/2051	8,322,000	7,681,287
4.95%, 10/15/2058	2,422,000	3,210,715
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	73,000	68,658
2.60%, 06/15/2031(b)	3,067,000	3,058,598
3.60%, 06/15/2051(b)	7,855,000	7,869,736
DISH DBS Corp., 7.75%, 07/01/2026	130,000	147,836
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,685,000	5,196,545
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)(c)	1,025,000	1,028,844
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	469,000	491,266
		73,475,360
Casinos & Gaming–0.38%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	491,000	508,234
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(f)	5,450,000	4,986,750
International Game Technology PLC, 4.13%, 04/15/2026(b)	1,803,000	1,863,968
MGM Resorts International,
7.75%, 03/15/2022	301,000	315,454
6.00%, 03/15/2023	559,000	597,431
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	513,000	525,189
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	$707,000	$761,439
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	496,000	514,474
		10,072,939
Coal & Consumable Fuels–0.04%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	985,000	1,020,706
Commodity Chemicals–0.09%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	2,400,000	2,324,196
Computer & Electronics Retail–0.02%
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	571,000	612,646
Construction & Engineering–0.04%
AECOM, 5.13%, 03/15/2027	133,000	147,298
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	520,000	530,400
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	239,000	246,618
9.75%, 07/15/2028(b)	197,000	219,655
		1,143,971
Construction Machinery & Heavy Trucks–0.01%
Wabtec Corp., 4.95%, 09/15/2028	209,000	241,107
Construction Materials–0.13%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	3,123,000	3,502,836
Consumer Finance–0.68%
Ally Financial, Inc.,
5.13%, 09/30/2024	434,000	491,553
4.63%, 03/30/2025	1,303,000	1,468,012
Series C, 4.70%(d)(e)	4,758,000	4,811,527
American Express Co., Series C, 3.47% (3 mo. USD LIBOR + 3.29%)(e)(g)	2,973,000	2,969,284
Capital One Financial Corp., 3.75%, 03/09/2027	304,000	340,779
Navient Corp.,
7.25%, 01/25/2022	160,000	166,000
7.25%, 09/25/2023	1,040,000	1,142,778
5.00%, 03/15/2027	486,000	495,112
5.63%, 08/01/2033	221,000	212,457
OneMain Finance Corp.,
6.88%, 03/15/2025	300,000	339,375
7.13%, 03/15/2026	735,000	856,275
5.38%, 11/15/2029	519,000	553,290
Synchrony Financial, 4.50%, 07/23/2025	3,695,000	4,143,437
		17,989,879
	Principal Amount	Value
Copper–0.23%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	$3,285,000	$3,469,896
4.38%, 08/01/2028	1,474,000	1,558,976
5.40%, 11/14/2034	826,000	980,297
		6,009,169
Data Processing & Outsourced Services–0.45%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	695,000	714,112
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	530,000	519,706
Fiserv, Inc., 4.20%, 10/01/2028	2,218,000	2,531,031
PayPal Holdings, Inc., 2.85%, 10/01/2029	2,326,000	2,470,416
Square, Inc.,
2.75%, 06/01/2026(b)	1,882,000	1,899,597
3.50%, 06/01/2031(b)	3,780,000	3,784,498
		11,919,360
Department Stores–0.11%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)(c)	1,202,000	1,283,135
Macy’s, Inc., 8.38%, 06/15/2025(b)	1,390,000	1,537,757
		2,820,892
Distributors–0.10%
Genuine Parts Co., 1.88%, 11/01/2030	2,795,000	2,651,145
Diversified Banks–10.49%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	8,305,267
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	1,433,000	1,451,371
3.80%, 05/17/2031(b)	1,858,000	1,883,287
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)(e)	3,647,000	4,288,270
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	3,000,000	2,949,557
Bank of America Corp.,
3.86%, 07/23/2024(d)	8,064,000	8,635,154
2.69%, 04/22/2032(d)	6,552,000	6,647,633
7.75%, 05/14/2038	2,623,000	4,089,132
2.68%, 06/19/2041(d)	14,102,000	13,344,994
2.83%, 10/24/2051(d)	2,726,000	2,566,775
Series AA, 6.10%(d)(e)	5,955,000	6,706,417
Series DD, 6.30%(d)(e)	1,885,000	2,188,344
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	3,195,110
BBVA Bancomer S.A. (Mexico),
4.38%, 04/10/2024(b)	2,015,000	2,204,853
1.88%, 09/18/2025(b)	1,563,000	1,580,599
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(d)	250,000	274,162
BPCE S.A. (France), 2.28%, 01/20/2032(b)(d)	3,204,000	3,110,027
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
3.50%, 05/15/2023	$3,677,000	$3,893,896
5.50%, 09/13/2025	4,154,000	4,889,571
3.11%, 04/08/2026(d)	3,709,000	3,982,486
3.98%, 03/20/2030(d)	3,695,000	4,159,418
4.41%, 03/31/2031(d)	3,019,000	3,474,930
2.57%, 06/03/2031(d)	266,000	269,342
2.56%, 05/01/2032(d)	4,236,000	4,249,070
4.65%, 07/23/2048(c)	1,832,000	2,297,078
3.88%(d)(e)	6,892,000	6,960,920
Series A, 5.95%(d)(e)	1,192,000	1,254,872
Series V, 4.70%(d)(e)	2,340,000	2,408,737
Citizens Bank N.A., 2.25%, 04/28/2025	2,836,000	2,968,094
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	3,057,000	3,003,918
Credit Agricole S.A. (France),
1.91%, 06/16/2026(b)(d)	1,828,000	1,872,469
7.88%(b)(d)(e)	2,555,000	2,890,344
8.13%(b)(d)(e)	416,000	505,566
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	5,091,000	5,279,393
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	6,573,000	6,617,368
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(d)	1,970,000	2,003,159
2.01%, 09/22/2028(d)	5,893,000	5,902,901
2.36%, 08/18/2031(d)	201,000	197,219
2.80%, 05/24/2032(d)	1,976,000	1,996,905
4.60%(d)(e)	3,181,000	3,258,966
6.00%(d)(e)	4,347,000	4,803,435
ING Groep N.V. (Netherlands), 6.88%(b)(d)(e)	1,670,000	1,743,261
Intesa Sanpaolo S.p.A. (Italy), 4.95%, 06/01/2042(b)	4,249,000	4,333,047
JPMorgan Chase & Co.,
1.06% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	5,200,000	5,266,984
2.08%, 04/22/2026(d)	5,016,000	5,213,074
3.63%, 12/01/2027	2,542,000	2,811,556
3.70%, 05/06/2030(d)	3,695,000	4,097,219
2.58%, 04/22/2032(d)	4,399,000	4,435,351
4.26%, 02/22/2048(d)	1,788,000	2,090,696
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	5,770,000	4,875,650
Series KK, 3.65%(d)(e)	2,444,000	2,458,517
Series V, 3.52% (3 mo. USD LIBOR + 3.32%)(e)(g)	1,853,000	1,848,553
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.05%, 07/17/2030	4,798,000	4,713,635
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(d)	6,278,000	6,158,905
2.17%, 05/22/2032(d)	5,786,000	5,654,310
National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(b)	256,000	246,245
2.99%, 05/21/2031(b)	2,367,000	2,380,681
	Principal Amount	Value
Diversified Banks–(continued)
Natwest Group PLC (United Kingdom),
3.50%, 05/15/2023(d)	$4,970,000	$5,116,058
6.00%(d)(e)	515,000	572,695
Standard Chartered PLC (United Kingdom),
1.38% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(g)	3,395,000	3,404,648
3.27%, 02/18/2036(b)(d)	4,923,000	4,912,969
7.50%(b)(d)(e)	2,414,000	2,529,981
7.75%(b)(d)(e)	4,646,000	5,069,297
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	2,924,000	2,968,946
3.04%, 07/16/2029	4,343,000	4,605,122
2.14%, 09/23/2030	7,101,000	6,842,686
UniCredit S.p.A. (Italy),
1.98%, 06/03/2027(b)(d)	3,540,000	3,545,976
3.13%, 06/03/2032(b)(d)	2,828,000	2,825,543
United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(b)(d)	2,697,000	2,714,315
Wells Fargo & Co.,
2.19%, 04/30/2026(d)	1,489,000	1,553,211
4.15%, 01/24/2029	3,695,000	4,223,041
3.07%, 04/30/2041(d)	2,118,000	2,116,752
5.38%, 11/02/2043	7,268,000	9,372,596
4.75%, 12/07/2046	1,890,000	2,302,991
Series BB, 3.90%(d)(e)	3,059,000	3,137,540
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(d)	101,000	98,139
		278,801,199
Diversified Capital Markets–2.03%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(d)	2,792,000	3,107,977
4.50%(b)(d)(e)	4,764,000	4,645,376
5.10%(b)(c)(d)(e)	4,230,000	4,293,154
5.25%(b)(d)(e)	4,357,000	4,558,511
7.13%(b)(d)(e)	3,667,000	3,838,396
7.25%(b)(d)(e)	330,000	368,278
7.50%(b)(d)(e)	5,779,000	6,249,989
7.50%(b)(d)(e)	920,000	994,980
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)(e)	5,010,000	5,425,003
UBS Group AG (Switzerland),
3.13%, 08/13/2030(b)(d)	7,551,000	7,985,501
3.88%(b)(d)(e)	9,511,000	9,523,460
4.38%(b)(c)(d)(e)	2,932,000	2,928,335
		53,918,960
Diversified Metals & Mining–0.80%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	1,955,000	1,791,466
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	3,499,000	3,660,129
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	5,373,000	6,743,078
6.25%, 07/15/2041	6,930,000	8,989,034
		21,183,707
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified REITs–0.90%
iStar, Inc., 4.75%, 10/01/2024	$560,000	$586,040
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)(c)	4,124,000	4,583,867
5.25%, 01/30/2026(b)	3,705,000	4,158,862
4.87%, 01/15/2030(b)	3,446,000	3,812,138
6.39%, 01/15/2050(b)	9,390,000	10,866,953
		24,007,860
Drug Retail–0.24%
CK Hutchison International 21 Ltd. (United Kingdom),
2.50%, 04/15/2031(b)	270,000	271,299
3.13%, 04/15/2041(b)	2,868,000	2,855,541
CVS Pass-Through Trust,
6.04%, 12/10/2028	1,136,837	1,344,090
5.77%, 01/10/2033(b)	1,652,543	1,972,435
		6,443,365
Electric Utilities–2.96%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	3,963,000	4,027,896
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	6,951,000	6,268,855
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,600,000	3,721,518
Duke Energy Progress LLC, 2.50%, 08/15/2050	9,667,000	8,514,584
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	6,655,000	9,120,079
Eversource Energy, Series R, 1.65%, 08/15/2030	88,000	82,779
Georgia Power Co.,
2.85%, 05/15/2022	3,569,000	3,659,048
Series A, 2.20%, 09/15/2024	10,163,000	10,627,765
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	14,349,000	15,217,401
5.50%, 03/15/2057(d)	11,081,000	11,336,439
Series 21-A, 3.75%, 09/15/2051(d)	2,431,000	2,472,473
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	746,000	775,098
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	180,000	186,975
5.00%, 07/31/2027(b)	324,000	331,290
4.38%, 05/01/2029(b)	2,241,000	2,256,877
		78,599,077
Electrical Components & Equipment–0.32%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	4,864,000	4,735,262
AES Andres B.V. (Dominican Republic), 5.70%, 05/04/2028(b)	2,996,000	3,093,370
EnerSys,
5.00%, 04/30/2023(b)	476,000	498,867
4.38%, 12/15/2027(b)	107,000	110,978
		8,438,477
	Principal Amount	Value
Electronic Components–1.27%
Corning, Inc., 5.45%, 11/15/2079	$26,087,000	$33,654,082
Electronic Equipment & Instruments–0.25%
Vontier Corp.,
2.40%, 04/01/2028(b)	3,557,000	3,532,243
2.95%, 04/01/2031(b)	3,030,000	3,001,341
		6,533,584
Electronic Manufacturing Services–0.28%
Jabil, Inc., 3.00%, 01/15/2031	7,348,000	7,459,630
Environmental & Facilities Services–0.27%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	3,848,000	3,750,472
Republic Services, Inc., 1.75%, 02/15/2032	3,807,000	3,557,255
		7,307,727
Fertilizers & Agricultural Chemicals–0.04%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	125,000	130,772
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	938,000	977,851
		1,108,623
Financial Exchanges & Data–0.35%
Intercontinental Exchange, Inc., 1.85%, 09/15/2032	170,000	158,747
Moody’s Corp., 5.25%, 07/15/2044	1,539,000	2,018,881
MSCI, Inc.,
3.88%, 02/15/2031(b)	2,367,000	2,408,422
3.63%, 11/01/2031(b)	2,378,000	2,400,425
S&P Global, Inc., 1.25%, 08/15/2030	2,474,000	2,294,045
		9,280,520
Food Distributors–0.20%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	512,000	524,414
3.88%, 11/15/2029(b)	4,763,000	4,693,222
		5,217,636
Food Retail–0.56%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	3,502,000	3,593,857
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	3,846,000	3,851,365
3.63%, 05/13/2051(b)	4,466,000	4,498,808
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,045,000	1,083,613
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	976,000	1,023,092
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	735,000	745,646
		14,796,381
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Gas Utilities–0.13%
East Ohio Gas Co. (The), 3.00%, 06/15/2050(b)	$3,561,000	$3,376,098
Health Care Distributors–0.06%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	1,684,000	1,698,626
Health Care Equipment–0.01%
Becton, Dickinson and Co., 2.82%, 05/20/2030	188,000	194,771
Teleflex, Inc., 4.88%, 06/01/2026	50,000	51,219
		245,990
Health Care Facilities–0.46%
Encompass Health Corp., 4.75%, 02/01/2030	1,045,000	1,097,318
HCA, Inc.,
5.00%, 03/15/2024	8,501,000	9,483,224
5.38%, 02/01/2025	242,000	271,040
5.25%, 04/15/2025	151,000	174,022
5.88%, 02/15/2026	166,000	189,862
5.38%, 09/01/2026	111,000	125,708
3.50%, 09/01/2030(c)	775,000	796,952
		12,138,126
Health Care REITs–0.82%
Diversified Healthcare Trust,
6.75%, 12/15/2021	2,606,000	2,617,844
9.75%, 06/15/2025	482,000	536,751
4.38%, 03/01/2031	2,047,000	1,928,499
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	2,589,000	2,453,814
Healthpeak Properties, Inc., 2.88%, 01/15/2031	1,917,000	1,978,266
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	2,463,000	2,616,334
National Health Investors, Inc., 3.00%, 02/01/2031	1,919,000	1,827,645
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	230,000	232,575
3.25%, 04/15/2033	5,015,000	4,909,075
Welltower, Inc., 3.10%, 01/15/2030	2,496,000	2,606,299
		21,707,102
Health Care Services–0.96%
Akumin, Inc., 7.00%, 11/01/2025(b)	1,191,000	1,234,090
Cigna Corp.,
7.88%, 05/15/2027	5,000,000	6,748,265
4.38%, 10/15/2028	1,790,000	2,066,894
4.80%, 08/15/2038	5,078,000	6,163,047
CVS Health Corp., 1.30%, 08/21/2027	3,781,000	3,696,033
DaVita, Inc.,
4.63%, 06/01/2030(b)	216,000	220,578
3.75%, 02/15/2031(b)	1,068,000	1,025,360
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	3,082,000	3,099,671
	Principal Amount	Value
Health Care Services–(continued)
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	$257,000	$267,897
MEDNAX, Inc., 6.25%, 01/15/2027(b)	495,000	525,098
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	500,000	517,488
		25,564,421
Home Improvement Retail–0.31%
Lowe’s Cos., Inc.,
2.63%, 04/01/2031	3,792,000	3,858,301
3.50%, 04/01/2051	4,351,000	4,472,431
		8,330,732
Homebuilding–0.75%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	444,000	502,590
Lennar Corp.,
5.38%, 10/01/2022	324,000	343,084
4.75%, 11/15/2022	172,000	180,960
4.75%, 11/29/2027(c)	2,406,000	2,785,498
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	7,253,000	7,784,826
6.00%, 01/15/2043	4,148,000	5,275,551
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	1,700,000	1,698,062
PulteGroup, Inc.,
6.38%, 05/15/2033	15,000	19,523
6.00%, 02/15/2035	395,000	506,994
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	673,000	725,723
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	57,000	61,055
		19,883,866
Hotel & Resort REITs–0.06%
Service Properties Trust, 4.95%, 02/15/2027	1,592,000	1,529,347
Hotels, Resorts & Cruise Lines–0.42%
Carnival Corp.,
11.50%, 04/01/2023(b)	292,000	334,477
10.50%, 02/01/2026(b)	150,000	177,223
5.75%, 03/01/2027(b)	295,000	313,806
Expedia Group, Inc.,
3.60%, 12/15/2023(b)	2,632,000	2,814,450
4.63%, 08/01/2027(b)	4,206,000	4,765,146
2.95%, 03/15/2031(b)	387,000	386,523
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	2,363,000	2,315,740
		11,107,365
Household Products–0.02%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	519,000	513,161
Hypermarkets & Super Centers–0.31%
Walmart, Inc., 6.50%, 08/15/2037	5,500,000	8,194,648
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.78%
AES Corp. (The),
1.38%, 01/15/2026(b)	$2,872,000	$2,840,903
2.45%, 01/15/2031(b)	5,089,000	4,939,769
Calpine Corp., 3.75%, 03/01/2031(b)	5,450,000	5,136,461
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	589,000	610,160
3.75%, 02/15/2031(b)	443,000	429,163
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	6,770,000	6,737,809
		20,694,265
Industrial Conglomerates–0.56%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	4,111,000	4,786,223
General Electric Co., 5.55%, 01/05/2026	8,426,000	10,056,283
		14,842,506
Industrial Machinery–0.27%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	249,000	250,357
EnPro Industries, Inc., 5.75%, 10/15/2026	489,000	517,196
IDEX Corp., 2.63%, 06/15/2031	2,885,000	2,895,102
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	507,000	517,774
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	2,985,000	3,015,940
		7,196,369
Insurance Brokers–0.16%
Arthur J Gallagher & Co.,
2.50%, 05/20/2031	1,679,000	1,676,242
3.50%, 05/20/2051	2,506,000	2,546,996
		4,223,238
Integrated Oil & Gas–1.55%
BP Capital Markets America, Inc.,
2.77%, 11/10/2050	5,985,000	5,366,710
2.94%, 06/04/2051	5,365,000	4,971,108
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	2,512,000	2,672,140
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	3,104,000	3,200,792
Occidental Petroleum Corp.,
2.90%, 08/15/2024	12,445,000	12,429,444
5.55%, 03/15/2026	322,000	344,137
8.50%, 07/15/2027	87,000	105,883
6.13%, 01/01/2031	305,000	338,696
6.20%, 03/15/2040	233,000	246,141
4.10%, 02/15/2047	315,000	253,244
Petroleos Mexicanos (Mexico), 6.88%, 08/04/2026	110,000	122,081
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	5,535,000	5,870,507
4.38%, 04/16/2049(b)	2,407,000	2,682,119
3.25%, 11/24/2050(b)	975,000	912,195
3.50%, 11/24/2070(b)	1,880,000	1,762,013
		41,277,210
	Principal Amount	Value
Integrated Telecommunication Services–2.66%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	$381,000	$396,686
8.13%, 02/01/2027(b)	472,000	515,070
5.13%, 07/15/2029(b)	253,000	251,167
AT&T, Inc.,
1.36% (3 mo. USD LIBOR + 1.18%), 06/12/2024(g)	2,832,000	2,907,671
2.55%, 12/01/2033(b)	200,000	193,377
3.10%, 02/01/2043	4,885,000	4,633,727
3.50%, 09/15/2053(b)	9,416,000	8,947,446
3.55%, 09/15/2055(b)	12,029,000	11,390,415
3.65%, 09/15/2059(b)	432,000	413,672
3.50%, 02/01/2061	3,133,000	2,947,163
Embarq Corp., 8.00%, 06/01/2036	339,000	383,550
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	5,039,000	5,071,512
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,648,000	3,733,500
Verizon Communications, Inc.,
0.85%, 11/20/2025	4,258,000	4,218,442
1.75%, 01/20/2031	3,558,000	3,346,221
2.55%, 03/21/2031	2,216,000	2,230,066
4.81%, 03/15/2039	2,095,000	2,566,877
2.65%, 11/20/2040	2,357,000	2,175,700
3.40%, 03/22/2041	2,247,000	2,287,828
2.88%, 11/20/2050	3,580,000	3,234,931
3.00%, 11/20/2060	6,445,000	5,734,142
3.70%, 03/22/2061	3,146,000	3,179,613
		70,758,776
Interactive Home Entertainment–0.62%
Activision Blizzard, Inc., 2.50%, 09/15/2050	4,665,000	3,983,766
Electronic Arts, Inc.,
1.85%, 02/15/2031	5,057,000	4,820,831
2.95%, 02/15/2051	4,786,000	4,463,307
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	3,536,000	3,342,139
		16,610,043
Interactive Media & Services–1.46%
Alphabet, Inc.,
1.90%, 08/15/2040	2,432,000	2,150,277
2.25%, 08/15/2060	4,245,000	3,557,944
Baidu, Inc. (China),
3.08%, 04/07/2025	1,175,000	1,242,464
1.72%, 04/09/2026	1,255,000	1,261,308
Entercom Media Corp., 6.75%, 03/31/2029(b)(c)	501,000	510,717
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	5,513,000	5,928,570
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	515,000	502,218
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	1,509,000	1,538,525
3.60%, 01/19/2028(b)	4,305,000	4,653,606
2.39%, 06/03/2030(b)	3,532,000	3,482,211
3.93%, 01/19/2038(b)	3,137,000	3,323,251
3.68%, 04/22/2041(b)	2,424,000	2,484,290
3.84%, 04/22/2051(b)	2,448,000	2,480,490
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	$5,404,000	$5,712,568
		38,828,439
Internet & Direct Marketing Retail–2.58%
Alibaba Group Holding Ltd. (China),
2.13%, 02/09/2031	1,335,000	1,294,735
2.70%, 02/09/2041	1,534,000	1,428,784
3.15%, 02/09/2051	3,700,000	3,534,169
4.40%, 12/06/2057	2,190,000	2,512,797
3.25%, 02/09/2061	4,586,000	4,349,603
Amazon.com, Inc.,
1.00%, 05/12/2026(c)	2,215,000	2,215,002
1.65%, 05/12/2028(c)	2,972,000	2,988,230
2.10%, 05/12/2031	8,742,000	8,773,558
2.88%, 05/12/2041	6,789,000	6,754,631
3.10%, 05/12/2051	7,738,000	7,732,064
3.25%, 05/12/2061	6,706,000	6,735,835
Meituan (China),
2.13%, 10/28/2025(b)	3,055,000	3,029,971
3.05%, 10/28/2030(b)	5,378,000	5,222,646
Prosus N.V. (China), 3.83%, 02/08/2051(b)	11,410,000	10,576,822
QVC, Inc., 5.45%, 08/15/2034	1,449,000	1,475,857
		68,624,704
Internet Services & Infrastructure–0.54%
Leidos, Inc., 2.30%, 02/15/2031(b)	4,698,000	4,502,187
Twilio, Inc.,
3.63%, 03/15/2029	3,495,000	3,520,094
3.88%, 03/15/2031	3,643,000	3,695,150
VeriSign, Inc., 2.70%, 06/15/2031	2,765,000	2,775,507
		14,492,938
Investment Banking & Brokerage–2.65%
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	3,158,000	3,181,786
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	2,962,000	3,128,220
Charles Schwab Corp. (The),
Series E, 4.63%(d)(e)	4,214,000	4,280,581
Series G, 5.38%(d)(e)	231,000	256,410
Goldman Sachs Group, Inc. (The),
0.59% (SOFR + 0.58%), 03/08/2024(g)	6,793,000	6,818,583
3.50%, 04/01/2025	3,198,000	3,488,331
0.80% (SOFR + 0.79%), 12/09/2026(g)	6,834,000	6,847,129
1.09%, 12/09/2026(d)	3,467,000	3,431,898
0.82% (SOFR + 0.81%), 03/09/2027(g)	9,583,000	9,591,519
1.99%, 01/27/2032(d)	3,332,000	3,183,663
6.75%, 10/01/2037	4,343,000	6,203,646
4.80%, 07/08/2044	3,955,000	4,962,212
Series T, 3.80%(d)(e)	146,000	146,584
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	3,579,000	3,969,930
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
2.19%, 04/28/2026(d)	$2,569,000	$2,687,834
4.35%, 09/08/2026	350,000	399,199
3.62%, 04/01/2031(d)	3,069,000	3,382,702
3.22%, 04/22/2042(d)	102,000	103,929
2.80%, 01/25/2052(d)	2,017,000	1,890,862
NFP Corp., 4.88%, 08/15/2028(b)	202,000	202,757
Raymond James Financial, Inc., 3.75%, 04/01/2051	2,170,000	2,312,261
		70,470,036
IT Consulting & Other Services–0.03%
Gartner, Inc., 4.50%, 07/01/2028(b)(c)	740,000	780,271
Leisure Facilities–0.01%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	247,000	250,572
Life & Health Insurance–2.50%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	6,278,000	7,147,190
Athene Global Funding,
1.20%, 10/13/2023(b)	4,890,000	4,946,381
2.50%, 01/14/2025(b)	3,179,000	3,323,842
1.45%, 01/08/2026(b)(c)	2,467,000	2,466,094
Athene Holding Ltd.,
4.13%, 01/12/2028	6,615,000	7,336,835
6.15%, 04/03/2030	3,425,000	4,268,073
3.95%, 05/25/2051	782,000	799,822
Brighthouse Financial, Inc., 4.70%, 06/22/2047	2,566,000	2,773,371
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	9,421,000	10,125,554
MAG Mutual Holding Co., 4.75%, 04/30/2041	11,777,000	11,777,000
MetLife, Inc.,
4.13%, 08/13/2042	2,218,000	2,569,989
Series D, 5.88%(d)(e)	300,000	342,000
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	3,113,000	3,309,384
Pacific LifeCorp, 3.35%, 09/15/2050(b)	3,314,000	3,325,665
Prudential Financial, Inc., 3.91%, 12/07/2047	1,849,000	2,057,126
		66,568,326
Life Sciences Tools & Services–0.09%
Illumina, Inc., 2.55%, 03/23/2031	2,504,000	2,488,959
Managed Health Care–0.32%
Centene Corp.,
5.38%, 06/01/2026(b)	521,000	543,377
5.38%, 08/15/2026(b)	155,000	162,367
4.63%, 12/15/2029	526,000	568,535
3.38%, 02/15/2030	320,000	323,626
2.50%, 03/01/2031	7,190,000	6,898,481
		8,496,386
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Metal & Glass Containers–0.15%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)(c)	$600,000	$600,048
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	489,000	514,345
Ball Corp., 5.25%, 07/01/2025	359,000	406,869
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	387,000	391,354
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	1,967,000	1,951,539
		3,864,155
Movies & Entertainment–0.20%
Netflix, Inc.,
5.88%, 11/15/2028	1,017,000	1,231,938
5.38%, 11/15/2029(b)	252,000	298,300
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	1,560,000	1,545,431
2.00%, 09/03/2030	2,480,000	2,353,491
		5,429,160
Multi-line Insurance–0.50%
American International Group, Inc., 4.50%, 07/16/2044	2,088,000	2,437,380
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,781,000	3,146,829
4.63%, 04/29/2030	3,657,000	4,075,555
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	3,068,000	3,576,696
		13,236,460
Multi-Utilities–0.09%
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,504,000	2,449,107
Office REITs–0.98%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	2,823,000	3,156,625
1.88%, 02/01/2033	12,555,000	11,610,096
4.00%, 02/01/2050	2,598,000	2,845,725
Highwoods Realty L.P., 2.60%, 02/01/2031	2,070,000	2,049,189
Office Properties Income Trust,
4.50%, 02/01/2025	5,174,000	5,583,373
2.65%, 06/15/2026	848,000	853,783
		26,098,791
Oil & Gas Drilling–0.07%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	523,000	540,651
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	405,000	422,184
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	207,000	202,470
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	430,000	430,329
6.88%, 04/15/2040(b)	339,000	365,342
		1,960,976
	Principal Amount	Value
Oil & Gas Equipment & Services–0.15%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$3,214,000	$3,526,122
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	485,000	510,234
		4,036,356
Oil & Gas Exploration & Production–1.64%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,046,000	1,121,835
Cameron LNG LLC,
3.30%, 01/15/2035(b)	3,917,000	4,095,594
3.40%, 01/15/2038(b)	4,220,000	4,363,976
CNX Resources Corp., 7.25%, 03/14/2027(b)	473,000	509,255
ConocoPhillips, 2.40%, 02/15/2031(b)	66,000	66,358
Diamondback Energy, Inc., 4.75%, 05/31/2025	44,000	49,850
EQT Corp.,
3.13%, 05/15/2026(b)	927,000	946,444
3.63%, 05/15/2031(b)(c)	581,000	599,118
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	3,520,000	3,482,254
2.94%, 09/30/2040(b)	5,170,000	5,129,254
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	7,070,000	6,944,154
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	255,000	252,131
8.00%, 01/15/2027	212,000	218,095
7.75%, 02/01/2028	304,000	306,186
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	482,000	506,703
Murphy Oil Corp.,
6.38%, 07/15/2028	2,886,000	3,034,398
6.38%, 12/01/2042	180,000	175,297
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	811,000	850,638
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	314,000	349,492
Range Resources Corp., 8.25%, 01/15/2029(b)	478,000	533,646
SM Energy Co., 10.00%, 01/15/2025(b)(c)	509,000	577,511
WPX Energy, Inc., 5.25%, 10/15/2027	8,752,000	9,377,768
		43,489,957
Oil & Gas Refining & Marketing–0.61%
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	881,000	887,608
Parkland Corp. (Canada),
5.88%, 07/15/2027(b)	3,025,000	3,228,582
4.50%, 10/01/2029(b)	2,329,000	2,368,861
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	$3,527,000	$3,513,534
3.40%, 04/28/2061(b)	6,289,000	6,225,679
		16,224,264
Oil & Gas Storage & Transportation–7.44%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	232,000	238,960
5.75%, 03/01/2027(b)	101,000	104,279
5.75%, 01/15/2028(b)	200,000	205,938
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	3,153,000	3,269,310
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	236,000	246,030
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	1,219,000	1,263,305
Energy Transfer L.P.,
5.88%, 01/15/2024	508,000	565,361
2.90%, 05/15/2025	4,018,000	4,233,677
3.75%, 05/15/2030	6,585,000	7,015,247
4.90%, 03/15/2035	10,804,000	12,104,330
5.00%, 05/15/2050	7,246,000	8,018,216
Series A, 6.25%(d)(e)	342,000	301,008
Enterprise Products Operating LLC,
3.13%, 07/31/2029	3,630,000	3,865,474
4.80%, 02/01/2049	2,189,000	2,593,826
4.20%, 01/31/2050	2,574,000	2,807,150
3.70%, 01/31/2051	12,424,000	12,498,047
Series D, 6.88%, 03/01/2033	2,458,000	3,407,026
4.88%, 08/16/2077(d)	10,130,000	9,877,558
EQM Midstream Partners L.P., 5.50%, 07/15/2028	541,000	578,886
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	729,000	757,398
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	69,000	70,820
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	1,971,000	2,160,521
Kinder Morgan, Inc.,
7.80%, 08/01/2031	17,074,000	23,997,420
7.75%, 01/15/2032	17,670,000	25,070,884
3.25%, 08/01/2050	13,500,000	12,417,178
MPLX L.P.,
1.75%, 03/01/2026	3,426,000	3,473,392
4.80%, 02/15/2029	2,176,000	2,524,441
4.70%, 04/15/2048	2,570,000	2,870,912
5.50%, 02/15/2049	3,475,000	4,301,585
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	357,000	315,417
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	12,211,000	16,852,698
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	2,341,000	2,329,238
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	743,000	788,509
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
ONEOK Partners L.P., 6.85%, 10/15/2037	$3,892,000	$5,186,406
ONEOK, Inc., 6.35%, 01/15/2031	5,120,000	6,493,604
Plains All American Pipeline L.P., Series B, 6.13%(d)(e)	385,000	333,988
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	200,000	207,775
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	362,000	408,938
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	761,724
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	677,000	710,004
5.00%, 01/15/2028	201,000	210,525
5.50%, 03/01/2030	63,000	68,149
Western Midstream Operating L.P.,
4.00%, 07/01/2022	2,782,000	2,855,973
2.29% (3 mo. USD LIBOR + 2.10%), 01/13/2023(g)	3,109,000	3,102,028
Williams Cos., Inc. (The),
7.88%, 09/01/2021	140,000	142,518
3.60%, 03/15/2022	3,391,000	3,460,175
4.55%, 06/24/2024	399,000	441,654
3.50%, 11/15/2030	1,995,000	2,141,045
		197,648,547
Other Diversified Financial Services–2.19%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	8,383,000	8,938,374
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	3,103,000	3,334,809
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	1,653,000	1,730,856
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	3,202,000	3,166,982
4.25%, 04/15/2026(b)	2,009,000	2,162,458
2.75%, 02/21/2028(b)	3,585,000	3,493,202
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	2,868,000	2,693,070
5.00%, 06/15/2044(b)	250,000	321,305
2.80%, 09/30/2050(b)	2,149,000	2,019,446
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	7,261,000	7,343,021
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	360,000	466,986
GE Capital Funding LLC, 4.40%, 05/15/2030	2,812,000	3,235,363
ILFC E-Capital Trust II, 4.25% (3 mo. USD LIBOR + 1.80%), 12/21/2065(b)(g)	620,000	538,166
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	2,173,000	2,189,718
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	2,907,000	2,921,911
2.00%, 04/06/2028(b)	2,683,000	2,693,983
2.50%, 04/06/2031(b)	1,634,000	1,640,553
3.20%, 04/06/2041(b)	2,238,000	2,261,855
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	$2,182,000	$2,122,617
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	4,800,000	4,823,760
		58,098,435
Packaged Foods & Meats–0.57%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	2,474,000	2,470,759
Conagra Brands, Inc., 5.30%, 11/01/2038	300,000	370,891
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	833,000	844,787
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	340,000	467,887
5.00%, 06/04/2042	352,000	409,700
4.38%, 06/01/2046	472,000	506,955
5.50%, 06/01/2050	540,000	672,273
MARB BondCo PLC (Brazil), 3.95%, 01/29/2031(b)	3,190,000	3,070,933
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	6,465,000	6,347,919
		15,162,104
Paper Packaging–0.13%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	3,254,000	3,380,093
Paper Products–0.18%
Georgia-Pacific LLC, 2.10%, 04/30/2027(b)	3,052,000	3,163,914
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	1,135,000	1,170,616
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	485,000	511,341
		4,845,871
Pharmaceuticals–0.72%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	299,000	314,750
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	182,000	186,366
9.00%, 12/15/2025(b)	202,000	216,574
6.25%, 02/15/2029(b)	500,000	489,375
Bayer US Finance II LLC (Germany), 1.19% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(g)	5,692,000	5,779,031
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	300,000	332,427
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	72,000	73,350
6.00%, 06/30/2028(b)	91,000	62,913
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	2,542,000	2,637,352
Merck & Co., Inc., 2.35%, 06/24/2040	2,495,000	2,332,177
	Principal Amount	Value
Pharmaceuticals–(continued)
Organon Finance 1 LLC, 4.13%, 04/30/2028(b)	$1,382,000	$1,397,548
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	785,000	801,681
Royalty Pharma PLC, 2.20%, 09/02/2030(b)	82,000	78,919
Takeda Pharmaceutical Co. Ltd. (Japan), 3.18%, 07/09/2050	2,465,000	2,365,540
Viatris, Inc., 3.85%, 06/22/2040(b)	2,102,000	2,173,687
		19,241,690
Property & Casualty Insurance–0.32%
Fidelity National Financial, Inc., 3.40%, 06/15/2030	2,603,000	2,767,858
W.R. Berkley Corp.,
4.00%, 05/12/2050	2,176,000	2,395,996
3.55%, 03/30/2052	3,241,000	3,301,320
		8,465,174
Railroads–1.43%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	11,051,000	16,337,789
CSX Corp., 4.65%, 03/01/2068	3,310,000	4,124,439
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	270,000	270,918
Norfolk Southern Corp., 3.40%, 11/01/2049	3,298,000	3,389,272
Union Pacific Corp.,
2.15%, 02/05/2027	3,491,000	3,620,715
2.40%, 02/05/2030	4,361,000	4,451,525
3.95%, 08/15/2059	2,669,000	2,912,077
3.55%, 05/20/2061	2,913,000	2,954,267
		38,061,002
Real Estate Development–0.09%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,492,000	2,480,135
Regional Banks–1.82%
Citizens Financial Group, Inc.,
2.38%, 07/28/2021	5,719,000	5,727,965
2.50%, 02/06/2030	3,375,000	3,428,841
3.25%, 04/30/2030	210,000	225,685
Series A, 4.15% (3 mo. USD LIBOR + 3.96%)(e)(g)	1,100,000	1,104,125
Fifth Third Bancorp,
4.30%, 01/16/2024	2,523,000	2,753,304
2.38%, 01/28/2025	7,102,000	7,473,120
2.55%, 05/05/2027	2,177,000	2,297,371
KeyCorp, 2.25%, 04/06/2027	4,906,000	5,102,801
SVB Financial Group,
2.10%, 05/15/2028(c)	2,375,000	2,388,767
1.80%, 02/02/2031	4,608,000	4,321,884
Series C, 4.00%(d)(e)	6,884,000	7,007,912
Synovus Financial Corp., 3.13%, 11/01/2022	2,271,000	2,342,080
Zions Bancorporation N.A., 3.25%, 10/29/2029	4,138,000	4,294,456
		48,468,311
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Reinsurance–0.12%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	$3,233,000	$3,090,822
Renewable Electricity–0.30%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	200,000	201,250
Northern States Power Co., 2.60%, 06/01/2051	6,452,000	5,973,293
Tucson Electric Power Co., 3.25%, 05/01/2051	1,863,000	1,848,460
		8,023,003
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	149,000	159,301
10.25%, 02/15/2027(b)	34,000	37,632
		196,933
Residential REITs–0.38%
Spirit Realty L.P.,
3.40%, 01/15/2030	4,902,000	5,157,082
2.70%, 02/15/2032	352,000	342,343
UDR, Inc., 3.00%, 08/15/2031	2,639,000	2,729,141
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	1,935,000	1,947,200
		10,175,766
Restaurants–0.22%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	4,797,000	4,653,546
Aramark Services, Inc., 5.00%, 04/01/2025(b)	515,000	528,519
IRB Holding Corp., 6.75%, 02/15/2026(b)	729,000	754,518
		5,936,583
Retail REITs–0.92%
Agree L.P., 2.60%, 06/15/2033	2,547,000	2,513,269
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	2,848,000	3,140,536
Kimco Realty Corp.,
1.90%, 03/01/2028	4,255,000	4,239,690
2.70%, 10/01/2030	2,438,000	2,470,612
National Retail Properties, Inc., 3.50%, 04/15/2051	3,252,000	3,225,600
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	246,000	259,991
Realty Income Corp., 3.25%, 01/15/2031	3,129,000	3,350,269
Regency Centers L.P., 4.13%, 03/15/2028	2,214,000	2,453,686
Retail Properties of America, Inc., 4.75%, 09/15/2030	2,614,000	2,852,941
		24,506,594
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	201,000	206,276
	Principal Amount	Value
Semiconductor Equipment–0.01%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(b)	$289,000	$311,478
Semiconductors–2.04%
Analog Devices, Inc., 3.13%, 12/05/2023	2,236,000	2,374,150
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	2,607,000	2,865,633
3.50%, 01/15/2028	6,238,000	6,720,761
Broadcom, Inc.,
5.00%, 04/15/2030	4,626,000	5,345,053
2.45%, 02/15/2031(b)	2,643,000	2,540,224
3.47%, 04/15/2034(b)	12,461,000	12,631,644
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	6,350,000	6,432,567
Micron Technology, Inc.,
4.98%, 02/06/2026	1,880,000	2,173,835
4.19%, 02/15/2027	5,683,000	6,423,523
NXP B.V./NXP Funding LLC (China), 3.88%, 09/01/2022(b)	6,311,000	6,565,873
Skyworks Solutions, Inc., 3.00%, 06/01/2031	125,000	126,740
		54,200,003
Soft Drinks–0.29%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	1,890,000	1,878,542
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	155,000	146,021
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	5,334,000	5,408,143
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	250,000	291,661
		7,724,367
Sovereign Debt–1.55%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	8,909,120
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	2,320,000	2,332,760
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(b)	3,583,000	3,567,235
5.88%, 02/16/2031(b)	2,762,000	2,724,779
7.50%, 02/16/2061(b)	3,739,000	3,602,433
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	3,999,000	4,130,167
Morocco Government International Bond (Morocco),
2.38%, 12/15/2027(b)	2,875,000	2,815,775
4.00%, 12/15/2050(b)	1,625,000	1,488,597
Oman Government International Bond (Oman),
4.88%, 02/01/2025(b)	995,000	1,042,849
6.25%, 01/25/2031(b)	1,140,000	1,211,851
7.00%, 01/25/2051(b)	1,215,000	1,216,032
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	$1,511,000	$1,518,570
Turkey Government International Bond (Turkey),
4.75%, 01/26/2026	4,475,000	4,370,352
5.95%, 01/15/2031	2,469,000	2,385,227
		41,315,747
Specialized Consumer Services–0.02%
Terminix Co. LLC (The), 7.45%, 08/15/2027	463,000	541,587
Specialized Finance–0.45%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	5,927,000	6,428,739
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	5,397,000	5,514,239
		11,942,978
Specialized REITs–0.77%
American Tower Corp.,
2.70%, 04/15/2031	6,214,000	6,290,019
3.10%, 06/15/2050	4,779,000	4,448,455
Crown Castle International Corp., 3.25%, 01/15/2051	300,000	283,482
Equinix, Inc., 3.20%, 11/18/2029	120,000	126,944
Extra Space Storage L.P., 2.55%, 06/01/2031	2,338,000	2,332,957
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	726,000	750,310
SBA Communications Corp.,
4.88%, 09/01/2024	507,000	518,093
3.13%, 02/01/2029(b)	5,908,000	5,679,065
		20,429,325
Specialty Chemicals–0.54%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	3,457,000	3,664,420
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	349,000	359,154
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	4,049,000	4,189,824
5.50%, 03/18/2031	5,790,000	6,065,720
		14,279,118
Steel–0.03%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	226,000	264,723
Commercial Metals Co., 3.88%, 02/15/2031	528,000	522,081
Steel Dynamics, Inc., 3.25%, 01/15/2031	42,000	44,684
		831,488
Systems Software–0.76%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	459,000	484,023
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,229,000	1,275,284
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	3,079,000	3,025,302
	Principal Amount	Value
Systems Software–(continued)
Oracle Corp.,
3.60%, 04/01/2050	$11,262,000	$11,103,643
3.85%, 04/01/2060	4,355,000	4,361,768
		20,250,020
Technology Distributors–0.09%
Avnet, Inc., 4.63%, 04/15/2026	2,079,000	2,350,456
Technology Hardware, Storage & Peripherals–1.22%
Apple, Inc.,
1.65%, 02/08/2031	350,000	338,552
2.65%, 05/11/2050	4,304,000	3,982,013
2.80%, 02/08/2061	9,665,000	8,887,991
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	708,000	723,045
4.00%, 07/15/2024(b)	2,921,000	3,179,629
6.02%, 06/15/2026(b)	3,928,000	4,684,932
4.90%, 10/01/2026(b)	1,719,000	1,974,885
8.35%, 07/15/2046(b)	4,105,000	6,452,632
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	2,046,000	2,099,126
		32,322,805
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	214,000	195,008
Thrifts & Mortgage Finance–0.02%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	444,000	509,668
Tobacco–1.48%
Altria Group, Inc.,
4.40%, 02/14/2026	3,211,000	3,647,562
2.45%, 02/04/2032	5,509,000	5,221,818
3.40%, 02/04/2041	5,053,000	4,646,585
3.70%, 02/04/2051	14,457,000	13,167,063
4.00%, 02/04/2061	7,041,000	6,580,704
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	2,885,000	2,840,494
2.73%, 03/25/2031	143,000	137,816
Philip Morris International, Inc., 0.88%, 05/01/2026	3,110,000	3,079,384
		39,321,426
Trading Companies & Distributors–0.39%
Air Lease Corp.,
3.38%, 06/01/2021	3,865,000	3,865,000
3.00%, 09/15/2023	1,878,000	1,967,322
Aircastle Ltd.,
5.00%, 04/01/2023	534,000	572,116
4.40%, 09/25/2023	3,695,000	3,962,086
		10,366,524
Trucking–2.18%
Aviation Capital Group LLC,
0.86% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(g)	1,914,000	1,913,563
4.13%, 08/01/2025(b)	5,168,000	5,546,234
3.50%, 11/01/2027(b)	14,740,000	15,433,910
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Trucking–(continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	$5,932,000	$6,117,464
5.38%, 03/01/2029(b)	2,249,000	2,341,783
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	3,172,000	3,423,511
1.20%, 11/15/2025(b)	1,885,000	1,873,516
3.40%, 11/15/2026(b)	405,000	440,846
Ryder System, Inc.,
4.63%, 06/01/2025	3,364,000	3,826,617
2.90%, 12/01/2026	303,000	325,433
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	2,947,000	3,014,831
4.13%, 07/15/2023(b)	3,674,000	3,907,449
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	6,078,000	6,133,851
3.15%, 06/15/2031(b)	3,691,000	3,680,751
		57,979,759
Wireless Telecommunication Services–2.25%
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	1,835,000	1,901,794
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	330,000	373,229
5.00%, 03/15/2044	4,468,000	5,395,934
Sprint Capital Corp., 8.75%, 03/15/2032	315,000	467,451
Sprint Corp.,
7.88%, 09/15/2023	414,000	469,625
7.63%, 02/15/2025	394,000	466,346
7.63%, 03/01/2026	389,000	473,121
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	2,350,125	2,357,751
4.74%, 03/20/2025(b)	10,966,000	11,774,414
5.15%, 03/20/2028(b)	10,994,000	12,611,052
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	3,671,000	3,706,609
2.63%, 04/15/2026	4,073,000	4,150,570
2.63%, 02/15/2029	2,176,000	2,092,866
3.50%, 04/15/2031	925,000	941,918
4.50%, 04/15/2050	2,605,000	2,951,231
VEON Holdings B.V. (Netherlands),
4.00%, 04/09/2025(b)	4,803,000	5,091,540
3.38%, 11/25/2027(b)	4,490,000	4,527,267
		59,752,718
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,287,068,531)		2,375,332,901
U.S. Treasury Securities–3.64%
U.S. Treasury Bills–0.54%
0.02% - 0.04%, 07/15/2021(h)(i)	14,333,000	14,332,123
U.S. Treasury Bonds–0.87%
2.25%, 05/15/2041	10,023,800	10,103,677
1.88%, 02/15/2051	14,301,200	13,007,388
		23,111,065
	Principal Amount	Value
U.S. Treasury Notes–2.23%
0.75%, 04/30/2026(c)	$15,333,500	$15,307,146
1.25%, 04/30/2028	8,318,800	8,318,800
1.63%, 05/15/2031	35,486,300	35,563,926
		59,189,872
Total U.S. Treasury Securities (Cost $96,174,805)		96,633,060
	Shares
Preferred Stocks–3.23%
Asset Management & Custody Banks–0.17%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	4,016,000	4,387,480
Diversified Banks–1.77%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	100	140,564
Bank of America Corp., 6.50%, Series Z, Pfd.(c)(d)	4,158,000	4,719,330
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	2,110,000	2,455,513
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	7,500,000	7,872,750
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	3,879,000	3,966,278
JPMorgan Chase & Co., 3.66%, Series I, Pfd.	6,741,000	6,724,147
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,554	21,172,286
		47,050,868
Integrated Telecommunication Services–0.20%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	4,400,000	5,424,466
Investment Banking & Brokerage–0.72%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	3,793,000	3,816,706
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)(d)	3,255,000	3,279,966
Morgan Stanley, 7.13%, Series E, Pfd.(d)	265,000	7,679,700
Morgan Stanley, 6.88%, Series F, Pfd.(d)	150,000	4,260,000
		19,036,372
Life & Health Insurance–0.12%
MetLife, Inc., 3.85%, Series G, Pfd.(d)	3,104,000	3,243,680
Multi-Utilities–0.08%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	1,866,000	1,993,121
Other Diversified Financial Services–0.08%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	2,058,000	2,217,495
Regional Banks–0.09%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(d)	95,000	2,481,400
Total Preferred Stocks (Cost $78,770,208)		85,834,882
	Principal Amount
Asset-Backed Securities–0.77%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$4,221,971	4,529,015
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,575,181	11,124,650
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount		Value
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		$4,402,125	$4,710,105
Total Asset-Backed Securities (Cost $19,347,419)			20,363,770
Variable Rate Senior Loan Interests–0.33%(j)(k)
Diversified REITs–0.33%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $7,693,748)(l)		10,287,310	8,656,141
Non-U.S. Dollar Denominated Bonds & Notes–0.30%(m)
Building Products–0.02%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	411,000	515,502
Food Retail–0.02%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	385,000	538,708
Movies & Entertainment–0.14%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,799,030
Sovereign Debt–0.12%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	2,765,000	3,165,257
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,975,403)			8,018,497
	Shares
Exchange-Traded Funds–0.21%
Invesco Total Return Bond ETF (Cost $ 5,830,000)(n)		100,000	5,666,810
	Principal Amount
Municipal Obligations–0.03%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)		$735,000	739,819
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(l)(o)		360,000	4
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(o)		350,000	70,000
Total Municipal Obligations (Cost $1,065,926)			809,823
Shares		Value
Money Market Funds–1.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(p)	14,602,549	$14,602,549
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(p)	10,424,948	10,429,117
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(p)	16,688,627	16,688,627
Total Money Market Funds (Cost $41,720,293)		41,720,293
Options Purchased–0.28%
(Cost $7,348,120)(q)		7,508,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $2,551,994,453)		2,650,544,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.56%
Invesco Private Government Fund, 0.01%(n)(p)(r)	16,626,798	16,626,798
Invesco Private Prime Fund, 0.09%(n)(p)(r)	24,930,225	24,940,197
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,566,995)		41,566,995
TOTAL INVESTMENTS IN SECURITIES–101.28% (Cost $2,593,561,448)		2,692,111,517
OTHER ASSETS LESS LIABILITIES—(1.28)%		(34,029,184)
NET ASSETS–100.00%		$2,658,082,333
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $919,359,244, which represented 34.59% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(h)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Total Return Bond ETF	$5,686,000	$-	$-	$(19,190)	$-	$5,666,810	$25,859
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	38,593,273	70,064,922	(94,055,646)	-	-	14,602,549	1,025
Invesco Liquid Assets Portfolio, Institutional Class	27,566,599	50,046,373	(67,183,854)	(100)	99	10,429,117	371
Invesco Treasury Portfolio, Institutional Class	44,106,598	80,074,197	(107,492,168)	-	-	16,688,627	413
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,748,998	27,941,967	(14,064,167)	-	-	16,626,798	155*
Invesco Private Prime Fund	4,123,497	40,165,857	(19,349,157)	-	-	24,940,197	2,277*
Total	$122,824,965	$268,293,316	$(302,144,992)	$(19,290)	$99	$88,954,098	$30,100

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(q)	The table below details options purchased.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Amazon.com, Inc.	Call	06/17/2022	1	USD	3,550.00	USD	355,000	$ 24,590
Apple, Inc.	Call	01/21/2022	20	USD	135.00	USD	270,000	13,200
Energy Select Sector SPDR Fund	Call	12/31/2021	8,394	USD	50.00	USD	41,970,000	5,393,145
Microsoft Corp.	Call	03/18/2022	16	USD	265.00	USD	424,000	26,480
Total Open Exchange-Traded Equity Options Purchased			8,431					$5,457,415

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Call	03/18/2022	83	USD	4,200.00	USD	34,860,000	$2,050,930

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation
Equity Risk
Energy Select Sector SPDR Fund	Call	12/31/2021	8,394	USD	60.00	$ (2,450,736)	USD	50,364,000	$(1,531,905)	$ 918,831

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation
Credit Risk
Goldman Sachs International	Put	107.00%	Markit CDX North America High Yield Index, Series 36, Version 1	5.00%	Quarterly	07/21/2021	2.873%	$(332,157)	USD	(54,452,000)	$(194,892)	$137,265

(a)	Implied credit spreads represent the current level, as of May 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	648	September-2021	$85,495,500	$89,103	$89,103
U.S. Treasury 2 Year Notes	2,180	September-2021	481,200,940	148,990	148,990
U.S. Treasury 5 Year Notes	1,563	September-2021	193,579,993	163,640	163,640
Subtotal—Long Futures Contracts				401,733	401,733
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	1,796	September-2021	(260,335,813)	(593,120)	(593,120)
U.S. Treasury Long Bond	53	September-2021	(8,296,156)	(22,060)	(22,060)
U.S. Treasury Ultra Bonds	568	September-2021	(105,222,000)	(501,597)	(501,597)
Subtotal—Short Futures Contracts				(1,116,777)	(1,116,777)
Total Futures Contracts				$(715,044)	$(715,044)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Bank of America, N.A.	CAD	11,500,000	USD	9,506,961	$(19,814)
08/17/2021	Canadian Imperial Bank of Commerce	GBP	341,000	USD	482,717	(1,770)
08/17/2021	Morgan Stanley and Co. International PLC	EUR	10,489,000	USD	12,769,124	(75,999)
Total Forward Foreign Currency Contracts						$(97,583)

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	5.00%	Quarterly	06/20/2026	2.873%	USD	60,275,000	$49,017,996	$54,220,083	$5,202,087
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00	Quarterly	06/20/2026	2.873	USD	(6,054,917)	(54,220,083)	(59,476,449)	(5,256,366)
Total Centrally Cleared Credit Default Swap Agreements								$(5,202,087)	$(5,256,366)	$(54,279)

(a)	Implied credit spreads represent the current level, as of May 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,375,332,901	$—	$2,375,332,901
U.S. Treasury Securities	—	96,633,060	—	96,633,060
Preferred Stocks	35,733,950	50,100,932	—	85,834,882
Asset-Backed Securities	—	20,363,770	—	20,363,770
Variable Rate Senior Loan Interests	—	—	8,656,141	8,656,141
Non-U.S. Dollar Denominated Bonds & Notes	—	8,018,497	—	8,018,497
Exchange-Traded Funds	5,666,810	—	—	5,666,810
Municipal Obligations	—	739,819	70,004	809,823
Money Market Funds	41,720,293	41,566,995	—	83,287,288
Options Purchased	7,508,345	—	—	7,508,345
Total Investments in Securities	90,629,398	2,592,755,974	8,726,145	2,692,111,517
Other Investments - Assets*
Futures Contracts	401,733	—	—	401,733
Swap Agreements	—	5,202,087	—	5,202,087
	401,733	5,202,087	—	5,603,820
Other Investments - Liabilities*
Futures Contracts	(1,116,777)	—	—	(1,116,777)
Forward Foreign Currency Contracts	—	(97,583)	—	(97,583)
Options Written	(1,531,905)	(194,892)	—	(1,726,797)
Swap Agreements	—	(5,256,366)	—	(5,256,366)
	(2,648,682)	(5,548,841)	—	(8,197,523)
Total Other Investments	(2,246,949)	(346,754)	—	(2,593,703)
Total Investments	$88,382,449	$2,592,409,220	$8,726,145	$2,689,517,814

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Corporate Bond Fund